Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

May 2, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aspiriant Trust (File Nos. 333-178600 and 811-22648)

Ladies and Gentlemen:

On behalf of Aspiriant Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 26 (“PEA 26”) to the Trust’s Registration Statement on Form N-1A. PEA 26 reflects limited changes to the principal investment strategies of the Aspiriant Risk-Managed Equity Allocation Fund and of the Aspiriant Defensive Allocation Fund. There are no material changes relating to the Aspiriant Risk-Managed Municipal Bond Fund (last reviewed by the staff in a 485(a) annual update filing on May 2, 2016) or the Aspiriant Risk-Managed Taxable Bond Fund (reviewed by the staff when introduced as a new series of the Trust in a 485(a) filing on August 15, 2017). Therefore, the Trust is requesting selective review of PEA 26.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001